Revenue - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions				1 Months Ended			12 Months Ended
	Sep. 18, 2018 € / shares	Dec. 14, 2017 $ / shares	May 17, 2017 $ / shares	Aug. 31, 2018 USD ($)	Apr. 30, 2016 EUR (€) item	Apr. 30, 2016 USD ($) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue							€ 69,783		€ 21,482		€ 36,415
Upfront payments							22,360		8,635		20,137
Research and development service fees (FTE)							19,338		1,407		6,601
Milestone payments							28,085		11,440		9,677
Deferred revenue - current							72,338	€ 2,161	2,161		8,635		€ 10,907
Deferred revenue - non-current							218,032				1,435		€ 1,813
Increase in research and development service fees							19,300		17,900
Amount of preclinical first milestone payment received | $				$ 30.0
Equity investment							678,936	255,721			€ 327,700
Share price | (per share)	€ 86.50	$ 52.00	$ 17.00
Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue							21,600
Deferred revenue								1,200	1,200
Unsatisfied performance obligations							€ 290,400	€ 2,200	2,200
Less than 1 year | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of transaction price							25.00%
Later than one year and not later than six years | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of transaction price							75.00%
AbbVie | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue							€ 27,300
Upfront payments							800
Research and development service fees (FTE)							400
Milestone payments							26,100
Deferred revenue							1,400
Deferred revenue - current							1,200
Deferred revenue - non-current							200
Janssen | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue							21,600
Upfront payments							18,300
Research and development service fees (FTE)							1,700
Milestone payments							1,600		€ 25,000
Deferred revenue							289,000
Deferred revenue - current							71,100
Deferred revenue - non-current							217,900
Milestone payment to be received							€ 1,300
Percentage share of royalties							50.00%
Upfront payment committed | $												$ 500.0
License payment committed | $												$ 300.0
Equity investment | $										$ 200.0
Shares issued | shares									1,766,899	1,766,899
Share price | € / shares									€ 100.02
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront, non-refundable, non-creditable payment received					€ 35,100	$ 40.0
Maximum additional development milestone payments | $				110.0
Maximum additional regulatory milestone payments | $				$ 190.0
Term of additional GARP-related research funding				2 years
Maximum additional commercial milestone payments | $				$ 325.0
Amount of preclinical first milestone payment received					€ 8,900	$ 10.0
Number of preclinical milestones achieved | item					2	2
Amount of preclinical second milestone payment received					€ 8,700